Shareholders' equity (Schedule of Stock-Based Compensation Costs) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation costs	$ 55,407	$ 15,815	$ 8,899
Cost of revenue
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation costs	1,436	384	142
Research and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation costs	20,008	5,842	3,197
Sales and marketing
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation costs	14,106	3,084	1,853
General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation costs	$ 19,857	$ 6,505	$ 3,707